DERIVATIVE LIABILITY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE LIABILITY
Balance at December 2019	$ 60,650	$ 0
Fair market value adjustments, including settlements	$ (60,650)